Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss (Profit) before taxes on income	₪ (43,842)	₪ (18,734)	₪ 38,308
tax rate	23.00%	23.00%	23.00%
Total tax benefit (expense) at applicable tax rate	₪ (10,084)	₪ (4,309)	₪ 8,811
Nondeductible Share-based payment	(2,049)	(1,484)	(2,302)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	12,837	(2,709)	(217)
Change in temporary differences for which deferred taxes are not recognized	(1,075)
Other permanent differences	3,277	(2,520)	(5)
Income tax benefit (expense)	₪ (93)	₪ (11,441)	₪ 2,268